Morgan Stanley Next Generation Trust
LETTER TO THE SHAREHOLDERS - JANUARY 31, 2003

Dear Shareholder:

During the six-month period ended January 31, 2003, concern about the economy and corporate profits as well as the potential for U.S. military action in Iraq, helped depress U.S. equity markets. Stocks rebounded during October and November as investors responded positively to third-quarter earnings announcements, which were generally better than anticipated. In addition, the Federal Reserve cut short-term interest rates by 50 basis points to levels not seen since 1961. The market also seemed to react favorably to mid-term election results, as the Republican Party increased its majority in the House and gained control of the Senate.

The market tide turned again in December and January, amid escalating geopolitical uncertainty with respect to Iraq and North Korea, and renewed concerns about the strength of the economic recovery. The psychology of the consumer also was an issue as unemployment levels hit an eight-year high of six percent and energy prices rose sharply. Overall, quarterly earnings were better than expected, but forward guidance was not as robust as many had hoped for, leaving investors with an uncertain outlook.

Performance and Portfolio Strategy

For the six-month period ended January 31, 2003, Morgan Stanley Next Generation Trust's Class A, B, C and D shares posted total returns of -5.10 percent, -5.59 percent, -5.59 percent and -5.08 percent, respectively. For the same period, the return of the Standard & Poor's 500 Index (S&P 500) was -5.26 percent.* The performance of the Fund's four share classes varies because each has different expenses. These total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

During this difficult market environment, the Fund performed in line with its benchmark, primarily as a result of its consumer-related holdings. Consumer discretionary was the largest sector in the Fund's portfolio, and the biggest contributor to performance. The sector is broadly diversified, and strong performance was seen in such areas as gaming, publishing, specialty retail and apparel. Within the sector, we were able to find a number of companies with niche positions, solid free cash flow, and strong business momentum -- all characteristics that we found particularly appealing in an uncertain economic and market environment. During the reporting

---------------------
*The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Next Generation Trust
LETTER TO THE SHAREHOLDERS - JANUARY 31, 2003 continued

period, we increased the Fund's sector weighting, particularly in household products, commercial services and retail, while reducing exposure to travel-related holdings.

At the end of the reporting period, consumer discretionary remained the Fund's largest sector weighting and largest overweight relative to the benchmark. The period represented a difficult environment for consumer-oriented companies, and we have attempted to own less economically sensitive stocks within the sector.

The Fund's exposure to technology detracted from performance. Technology was the Fund's second-largest sector, although our weighting was fairly close to that of the benchmark. We reduced our exposure in communications technology, which represented two of our more disappointing holdings. We continue to seek companies able to withstand the difficult market environment by focusing on earnings quality and balance sheet strength. There are some reasons for optimism, as expectations have become more reasonable, and acquisition activity has picked up. Historically, information technology spending has generally increased following consecutive quarters of corporate profit increases, which could imply a more favorable spending environment going forward. In addition, we have not seen significant increases in information technology spending over the past three years, and product obsolescence is starting to become an issue. Within the sector, most of the Fund's emphasis is in the area of software and services.

Health care was the Fund's third-largest sector weighting. During the period, we benefited from strong individual performers in aggressive growth sectors, such as biotechnology, and more stable growth areas, such as medical equipment. We increased exposure to biotechnology and pharmaceuticals, as valuations became more compelling, and news flow for a number of companies became more positive, while reducing exposure to hospitals and health care services. In other sectors, we reduced our weightings in energy and producer durables.

Looking Ahead

Conditions appear to be stabilizing, and we see positive signals in areas such as media and industrials. Positive readings from the Chicago PMI and Institute for Supply Management, as well as favorable consumer spending trends in December 2002, may indicate that the basis for a bottom is being formed. Corporate capital expenditure, which typically is prompted by earnings and profit improvement, is key to keeping the recovery in motion. We are concerned about the deleterious effect that the likelihood of war is having, as well as rising oil prices. Both are drags on the economy and the market. We remained invested in a mix of stable and cyclical growth companies and focused on intense fundamental research.

Morgan Stanley Next Generation Trust
LETTER TO THE SHAREHOLDERS - JANUARY 31, 2003 continued

We appreciate your ongoing support of Morgan Stanley Next Generation Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Morgan Stanley Next Generation Trust
FUND PERFORMANCE - JANUARY 31, 2003

          AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED JANUARY 31, 2003
--------------------------------------------------------------------------------

                 CLASS A SHARES*
--------------------------------------------------
1 Year                      (21.68)%(1) (25.80)%(2)
Since Inception (11/26/99)  (19.43)%(1) (20.78)%(2)
                 CLASS C SHARES+
--------------------------------------------------
1 Year                      (22.35)%(1) (23.12)%(2)
Since Inception (11/26/99)  (20.06)%(1) (20.06)%(2)
                 CLASS B SHARES**
--------------------------------------------------
1 Year                      (22.35)%(1) (26.23)%(2)
Since Inception (11/26/99)  (20.06)%(1) (20.56)%(2)
                 CLASS D SHARES++
--------------------------------------------------
1 Year                      (21.58)%(1)
Since Inception (11/26/99)  (19.27)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current Prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C is
     1.0% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Next Generation Trust
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2003 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (97.3%)
              Advertising/Marketing
              Services (1.6%)
    8,575     R.H. Donnelley Corp.*.....  $   268,312
                                          -----------
              Airlines (1.3%)
    7,600     JetBlue Airways Corp.*....      215,080
                                          -----------
              Apparel/Footwear (1.1%)
    1,900     Cintas Corp. .............       78,470
    3,325     Coach, Inc.*..............      106,234
                                          -----------
                                              184,704
                                          -----------
              Apparel/Footwear Retail (4.1%)
   13,275     Abercrombie & Fitch Co.
               (Class A)*...............      369,576
   13,975     Hot Topic, Inc.*..........      331,207
                                          -----------
                                              700,783
                                          -----------
              Biotechnology (8.4%)
    1,800     Affymetrix, Inc.*.........       48,852
    5,700     Amgen Inc.*...............      290,472
    4,100     Biogen, Inc.*.............      156,825
    1,325     Charles River Laboratories
               International, Inc.*.....       39,458
    2,050     Gen-Probe Inc.*...........       55,329
    3,500     Gilead Sciences, Inc.*....      122,150
    7,100     Martek Biosciences
               Corp.*...................      172,885
    8,325     MedImmune, Inc.*..........      248,002
    6,000     NPS Pharmaceuticals,
               Inc.*....................      133,680
    5,750     Regeneron Pharmaceuticals,
               Inc.*....................      107,697
    6,100     Telik, Inc.*..............       68,686
                                          -----------
                                            1,444,036
                                          -----------
              Broadcasting (3.8%)
   15,650     Radio One, Inc. (Class
               D)*......................      239,132
    7,000     Univision Communications,
               Inc. (Class A)*..........      184,520
    6,025     Westwood One, Inc.*.......      224,793
                                          -----------
                                              648,445
                                          -----------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Casino/Gaming (4.1%)
    9,475     GTECH Holdings Corp.*.....  $   257,720
   16,450     Penn National Gaming,
               Inc.*....................      268,135
    9,500     Station Casinos, Inc.*....      172,805
                                          -----------
                                              698,660
                                          -----------
              Catalog/Specialty
              Distribution (0.5%)
    7,450     J. Jill Group Inc.*.......       90,145
                                          -----------
              Computer Communications
              (1.4%)
    8,375     Cisco Systems, Inc.*......      111,974
    6,169     Emulex Corp.*.............      129,117
                                          -----------
                                              241,091
                                          -----------
              Computer Peripherals
              (2.1%)
    1,400     Lexmark International,
               Inc.*....................       84,756
   12,475     Storage Technology
               Corp.*...................      275,697
                                          -----------
                                              360,453
                                          -----------
              Computer Processing
              Hardware (1.0%)
    7,250     Dell Computer Corp.*......      172,985
                                          -----------
              Containers/Packaging
              (0.9%)
    4,025     Sealed Air Corp.*.........      151,823
                                          -----------
              Data Processing Services
              (1.1%)
    4,000     Concord EFS, Inc.*........       58,640
    4,850     Global Payments Inc. .....      138,370
                                          -----------
                                              197,010
                                          -----------
              Discount Stores (2.6%)
    6,850     Dollar General Corp. .....       77,131
   11,550     Dollar Tree Stores,
               Inc.*....................      253,650
    4,375     Fred's, Inc. .............      117,517
                                          -----------
                                              448,298
                                          -----------

                       See Notes to Financial Statements

Morgan Stanley Next Generation Trust
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Electronic Components
              (1.3%)
    3,264     QLogic Corp.*.............  $   108,626
    7,900     SanDisk Corp.*............      120,491
                                          -----------
                                              229,117
                                          -----------
              Finance/Rental/Leasing
              (2.0%)
    3,175     SLM Corp. ................      337,280
                                          -----------
              Financial Publishing/
              Services (2.8%)
   17,725     Interactive Data Corp.*...      235,033
    2,050     Moody's Corp. ............       85,854
    7,775     SunGard Data Systems
               Inc.*....................      151,146
                                          -----------
                                              472,033
                                          -----------
              Food: Major Diversified
              (3.4%)
   10,400     Del Monte Foods Co.*......       87,048
    5,000     Kraft Foods Inc. (Class
               A).......................      159,250
    8,450     PepsiCo, Inc. ............      342,056
                                          -----------
                                              588,354
                                          -----------
              Food: Specialty/Candy
              (2.9%)
    2,725     Hershey Foods Corp. ......      175,762
    2,950     International Multifoods
               Corp.*...................       63,366
    9,580     J & J Snack Foods*........      254,157
                                          -----------
                                              493,285
                                          -----------
              Home Building (1.0%)
      525     NVR, Inc.*................      174,562
                                          -----------
              Home Furnishings (2.4%)
    1,584     Mohawk Industries,
               Inc.*....................       83,445
   12,025     Newell Rubbermaid,
               Inc. ....................      334,896
                                          -----------
                                              418,341
                                          -----------
              Home Improvement Chains
              (1.0%)
    8,300     Home Depot, Inc. (The)....      173,470
                                          -----------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Hospital/Nursing
              Management (0.6%)
    2,525     HCA Inc. .................  $   107,918
                                          -----------
              Hotels/Resorts/Cruiselines (1.7%)
   11,775     Carnival Corp. ...........      283,777
                                          -----------
              Industrial Specialties
              (0.8%)
    2,725     Ecolab, Inc. .............      134,343
                                          -----------
              Internet Software/
              Services (0.6%)
    6,000     Yahoo! Inc.*..............      109,200
                                          -----------
              Investment Managers (0.9%)
    3,350     Affiliated Managers Group,
               Inc.*....................      155,574
                                          -----------
              Media Conglomerates (0.5%)
    5,275     Disney (Walt) Co. (The)...       92,313
                                          -----------
              Medical Specialties (2.3%)
      900     SurModics, Inc.* .........       27,000
    3,675     Varian Medical Systems,
               Inc.*....................      192,056
    4,275     Zimmer Holdings, Inc.*....      175,275
                                          -----------
                                              394,331
                                          -----------
              Miscellaneous Commercial
              Services (1.0%)
    5,575     Corporate Executive Board
               Co. (The)*...............      172,769
                                          -----------
              Motor Vehicles (1.3%)
    5,150     Harley-Davidson, Inc. ....      215,167
                                          -----------
              Movies/Entertainment
              (1.5%)
    2,375     Pixar, Inc.*..............      130,601
    6,800     Regal Entertainment Group
               (Class A)................      130,696
                                          -----------
                                              261,297
                                          -----------

                       See Notes to Financial Statements

Morgan Stanley Next Generation Trust
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Oil & Gas Production
              (1.4%)
   24,425     PetroQuest Energy,
               Inc.*....................  $    84,511
    6,625     Pioneer Natural Resources
               Co.*.....................      160,855
                                          -----------
                                              245,366
                                          -----------
              Oilfield Services/
              Equipment (0.5%)
    2,900     Baker Hughes Inc. ........       87,754
                                          -----------
              Other Consumer Services
              (5.7%)
    3,900     Career Education Corp.*...      182,910
    2,525     eBay, Inc.*...............      189,779
    6,850     Education Management
               Corp.*...................      249,799
    3,000     Hotels.com (Class A)*.....      120,540
    5,550     Weight Watchers
               International, Inc.*.....      230,603
                                          -----------
                                              973,631
                                          -----------
              Packaged Software (6.0%)
    6,425     Adobe Systems, Inc. ......      169,749
    2,475     Hyperion Solutions
               Corp.*...................       68,627
    6,600     Microsoft Corp.*..........      313,236
    6,650     Rational Software
               Corp.*...................       69,160
    4,750     Symantec Corp.*...........      221,730
   13,375     TIBCO Software, Inc.*.....       75,034
    5,850     VERITAS Software Corp.*...      106,774
                                          -----------
                                            1,024,310
                                          -----------
              Pharmaceuticals: Major
              (1.5%)
    4,850     Johnson & Johnson.........      260,009
                                          -----------
              Pharmaceuticals: Other
              (0.6%)
    1,900     Medicis Pharmaceutical
               Corp. (Class A)*.........       98,135
                                          -----------
              Property - Casualty
              Insurers (0.6%)
      350     White Mountains Insurance
               Group, Inc. .............      111,125
                                          -----------
              Publishing: Newspapers
              (1.3%)
    4,100     Media General, Inc. (Class
               A).......................      223,450
                                          -----------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Recreational Products
              (4.6%)
    3,525     Electronic Arts Inc.*.....  $   182,630
    5,425     Leapfrog Enterprises,
               Inc.*....................      131,936
   17,225     Mattel, Inc. .............      344,500
    2,375     Polaris Industries
               Inc. ....................      122,455
                                          -----------
                                              781,521
                                          -----------
              Restaurants (6.0%)
    6,575     Chicago Pizza & Brewery,
               Inc.*....................       44,710
    2,850     Krispy Kreme Doughnuts,
               Inc.*....................       86,669
    6,000     Outback Steakhouse, Inc.
               (The)....................      195,900
    1,425     P.F. Chang's China Bistro,
               Inc.*....................       50,231
   15,500     Sonic Corp.*..............      352,470
    7,600     Starbucks Corp.*..........      172,672
    4,625     Wendy's International,
               Inc. ....................      125,569
                                          -----------
                                            1,028,221
                                          -----------
              Semiconductors (2.1%)
   10,225     Intel Corp. ..............      160,124
    5,900     Intersil Corp. (Class
               A)*......................       85,550
    2,800     Marvell Technology Group
               Ltd. (Bermuda)*..........       51,156
    9,525     Skyworks Solutions,
               Inc.*....................       66,294
                                          -----------
                                              363,124
                                          -----------
              Specialty Stores (2.6%)
   11,475     Dick's Sporting Goods,
               Inc.*....................      218,025
    8,050     Kirkland's, Inc.*.........       93,380
    4,750     Regis Corp. ..............      127,965
                                          -----------
                                              439,370
                                          -----------
              Specialty
              Telecommunications (1.3%)
    3,625     Commonwealth Telephone
               Enterprises, Inc.*.......      129,594
    5,800     IDT Corp. (Class B)*......       89,552
                                          -----------
                                              219,146
                                          -----------

                       See Notes to Financial Statements

Morgan Stanley Next Generation Trust
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Wireless
              Telecommunications (1.1%)
   15,225     Nextel Communications,
               Inc. (Class A)*..........  $   192,140
                                          -----------
              Total Common Stocks
              (Cost $16,674,960)........   16,682,258
                                          -----------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investment (2.4%)
              Repurchase Agreement
  $   427     Joint repurchase agreement
               account 1.33% due
               02/03/03 (dated 01/31/03;
               proceeds $427,047) (a)
               (Cost $427,000)                427,000
                                          -----------

Total Investments
(Cost $17,101,960) (b).......    99.7%     17,109,258
Other Assets in Excess of
Liabilities..................     0.3          45,691
                                -----     -----------
Net Assets...................   100.0%    $17,154,949
                                =====     ===========

---------------------------------------------------
   *   Non-income-producing security.
   (a)  Collateralized by federal agency and U.S. Treasury obligations.
   (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,147,855 and the aggregate gross unrealized depreciation is $1,140,557, resulting in net unrealized appreciation of $7,298.

                       See Notes to Financial Statements

Morgan Stanley Next Generation Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $17,101,960)........................................  $17,109,258
Receivable for:
    Investments sold........................................      480,612
    Shares of beneficial interest sold......................        7,035
    Foreign withholding taxes reclaimed.....................        5,815
Prepaid expenses and other assets...........................       22,930
Receivable from affiliate...................................       95,268
                                                              -----------
    Total Assets............................................   17,720,918
                                                              -----------
Liabilities:
Payable for:
    Investments purchased...................................      460,211
    Shares of beneficial interest redeemed..................       23,394
    Distribution fee........................................       13,960
Accrued expenses............................................       68,404
                                                              -----------
    Total Liabilities.......................................      565,969
                                                              -----------
    Net Assets..............................................  $17,154,949
                                                              ===========
Composition of Net Assets:
Paid-in-capital.............................................  $43,369,071
Net unrealized appreciation.................................        8,109
Accumulated net investment loss.............................      (41,948)
Accumulated net realized loss...............................  (26,180,283)
                                                              -----------
    Net Assets..............................................  $17,154,949
                                                              ===========
Class A Shares:
Net Assets..................................................   $1,206,730
Shares Outstanding (unlimited authorized, $.01 par value)...      240,466
    Net Asset Value Per Share...............................        $5.02
                                                              ===========
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $5.30
                                                              ===========
Class B Shares:
Net Assets..................................................  $13,319,125
Shares Outstanding (unlimited authorized, $.01 par value)...    2,716,238
    Net Asset Value Per Share...............................        $4.90
                                                              ===========
Class C Shares:
Net Assets..................................................   $1,982,588
Shares Outstanding (unlimited authorized, $.01 par value)...      404,347
    Net Asset Value Per Share...............................        $4.90
                                                              ===========
Class D Shares:
Net Assets..................................................     $646,506
Shares Outstanding (unlimited authorized, $.01 par value)...      128,020
    Net Asset Value Per Share...............................        $5.05
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Next Generation Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended January 31, 2003 (unaudited)

Net Investment Loss:

Income
Dividends...................................................  $    40,986
Interest....................................................        3,437
                                                              -----------
    Total Income............................................       44,423
                                                              -----------
Expenses
Transfer agent fees and expenses............................       75,518
Distribution fee (Class A shares)...........................        1,612
Distribution fee (Class B shares)...........................       73,328
Distribution fee (Class C shares)...........................       10,951
Investment management fee...................................       71,698
Professional fees...........................................       24,491
Custodian fees..............................................       13,363
Registration fees...........................................        6,093
Trustees' fees and expenses.................................        4,892
Shareholder reports and notices.............................        4,648
Other.......................................................        3,005
                                                              -----------
    Total Expenses..........................................      289,599
Less: amounts waived/reimbursed.............................     (203,708)
                                                              -----------
    Net Expenses............................................       85,891
                                                              -----------
    Net Investment Loss.....................................      (41,468)
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net realized loss...........................................   (2,028,211)
Net change in unrealized depreciation.......................      997,624
                                                              -----------
    Net Loss................................................   (1,030,587)
                                                              -----------
Net Decrease................................................  $(1,072,055)
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Next Generation Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX          FOR THE YEAR
                                                              MONTHS ENDED             ENDED
                                                            JANUARY 31, 2003        JULY 31, 2002
                                                            ----------------        -------------
                                                                (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................    $   (41,468)     $   (573,390)
Net realized loss...........................................     (2,028,211)       (4,809,639)
Net change in unrealized depreciation.......................        997,624          (544,751)
                                                                -----------      ------------
    Net Decrease............................................     (1,072,055)       (5,927,780)

Net decrease from transactions in shares of beneficial
  interest..................................................     (3,462,583)       (7,882,826)
                                                                -----------      ------------
    Net Decrease............................................     (4,534,638)      (13,810,606)
Net Assets:
Beginning of period.........................................     21,689,587        35,500,193
                                                                -----------      ------------
End of Period
(Including accumulated net investment losses of $41,948 and
  $480, respectively).......................................    $17,154,949      $ 21,689,587
                                                                ===========      ============

                       See Notes to Financial Statements

Morgan Stanley Next Generation Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Next Generation Trust (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of companies which manufacture products or provide services for children, teenagers and/or young adults. The Fund was organized as a Massachusetts business trust on July 8, 1999 and commenced operations on November 26, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Next Generation Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2003 (UNAUDITED) continued

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute

Morgan Stanley Next Generation Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2003 (UNAUDITED) continued

substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

For the six months ended January 31, 2003 and through December 31, 2003, or until the Fund attains $50 million of net assets, whichever occurs first, the Investment Manager has agreed to waive its fee and assume all operating expenses (except for distribution fees). At January 31, 2003 included in the Statement of Assets and Liabilities are receivables from an affiliate, which represent expense reimbursement due to the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to

Morgan Stanley Next Generation Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2003 (UNAUDITED) continued

0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,888,083 at January 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $31,324 and $54, respectively and received $2,111 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2003 aggregated $15,731,757 and $19,296,977, respectively. Included in the aforementioned are sales with other Morgan Stanley funds of $158,858, including a net realized gain of $13,012.

For the six months ended January 31, 2003, the Fund incurred brokerage commissions of $4,320, with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Next Generation Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2003 (UNAUDITED) continued

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

At January 31, 2003, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affiliate of the Investment Manager and Distributor, held 117,317 Class D shares of beneficial interest.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                             FOR THE SIX                   FOR THE YEAR
                                                            MONTHS ENDED                      ENDED
                                                          JANUARY 31, 2003                JULY 31, 2002
                                                       -----------------------       ------------------------
                                                             (unaudited)
                                                        SHARES       AMOUNT            SHARES       AMOUNT
                                                       --------   ------------       ----------   -----------
CLASS A SHARES
Sold.................................................    10,243   $    52,749            51,304   $   318,323
Redeemed.............................................   (24,051)     (122,261)         (100,753)     (622,944)
                                                       --------   -----------        ----------   -----------
Net decrease - Class A...............................   (13,808)      (69,512)          (49,449)     (304,621)
                                                       --------   -----------        ----------   -----------
CLASS B SHARES
Sold.................................................    83,593       422,499         1,213,071     6,815,292
Redeemed.............................................  (400,369)   (2,014,391)       (2,192,466)  (12,557,346)
                                                       --------   -----------        ----------   -----------
Net decrease - Class B...............................  (316,776)   (1,591,892)         (979,395)   (5,742,054)
                                                       --------   -----------        ----------   -----------
CLASS C SHARES
Sold.................................................    11,591        58,132            32,577       195,830
Redeemed.............................................   (61,597)     (314,720)         (131,005)     (779,248)
                                                       --------   -----------        ----------   -----------
Net decrease - Class C...............................   (50,006)     (256,588)          (98,428)     (583,418)
                                                       --------   -----------        ----------   -----------
CLASS D SHARES
Sold.................................................       218         1,125           304,912     1,728,680
Redeemed.............................................  (295,115)   (1,545,716)         (469,467)   (2,981,413)
                                                       --------   -----------        ----------   -----------
Net decrease - Class D...............................  (294,897)   (1,544,591)         (164,555)   (1,252,733)
                                                       --------   -----------        ----------   -----------
Net decrease in Fund.................................  (675,487)  $(3,462,583)       (1,291,827)  $(7,882,826)
                                                       ========   ===========        ==========   ===========

6. Federal Income Tax Status

At July 31, 2002, the Fund had a net capital loss carryover of approximately $23,009,000 of which $7,490,000 will be available through July 31, 2009 and $15,519,000 will be available through July 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $622,000 during fiscal 2002.

Morgan Stanley Next Generation Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2003 (UNAUDITED) continued

As of July 31, 2002, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2003, there were no outstanding forward contracts.

Morgan Stanley Next Generation Trust

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                     FOR THE PERIOD
                                                  FOR THE SIX         FOR THE         FOR THE      NOVEMBER 26, 1999*
                                                  MONTHS ENDED      YEAR ENDED      YEAR ENDED          THROUGH
                                                JANUARY 31, 2003   JULY 31, 2002   JULY 31, 2001     JULY 31, 2000
                                                ----------------   -------------   -------------   ------------------
                                                  (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period..........        $5.29            $ 6.57          $ 9.10            $10.00
                                                      -----            ------          ------            ------
Income (loss) from investment operations:
    Net investment income (loss)++............         0.01             (0.08)          (0.11)            (0.05)
    Net realized and unrealized loss..........        (0.28)            (1.20)          (2.42)            (0.83)
                                                      -----            ------          ------            ------
Total loss from investment operations.........        (0.27)            (1.28)          (2.53)            (0.88)
                                                      -----            ------          ------            ------
Less dividends from net investment income.....      --                 --              --                 (0.02)
                                                      -----            ------          ------            ------
Net asset value, end of period................        $5.02            $ 5.29          $ 6.57            $ 9.10
                                                      =====            ======          ======            ======
Total Return+.................................        (5.10)%(1)       (19.48)%        (27.80)%           (8.83)%(1)
Ratios to Average Net Assets(3):
Expenses......................................         0.25 %(2)(4)      1.76 %(4)       1.97 %            1.70 %(2)
Net investment income (loss)..................         0.21 %(2)(4)     (1.36)%(4)      (1.37)%           (0.75)%(2)
Supplemental Data:
Net assets, end of period, in thousands.......       $1,207            $1,345          $1,995            $3,506
Portfolio turnover rate.......................           85 %(1)          166 %           278 %              40 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been as follows:

                                                       NET
                                 EXPENSE            INVESTMENT
       PERIOD ENDED               RATIO             LOSS RATIO
       ------------              -------            ----------
       January 31, 2003           2.38%              (1.92)%
       July 31, 2002              2.32%              (1.92)%

                       See Notes to Financial Statements

Morgan Stanley Next Generation Trust

FINANCIAL HIGHLIGHTS continued

                                                                                                       FOR THE PERIOD
                                                    FOR THE SIX         FOR THE         FOR THE      NOVEMBER 26, 1999*
                                                    MONTHS ENDED      YEAR ENDED      YEAR ENDED          THROUGH
                                                  JANUARY 31, 2003   JULY 31, 2002   JULY 31, 2001     JULY 31, 2000
                                                  ----------------   -------------   -------------   ------------------
                                                    (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period............       $ 5.19            $ 6.49         $  9.06            $10.00
                                                       ------            ------         -------            ------
Loss from investment operations:
    Net investment loss++.......................        (0.01)            (0.13)          (0.16)            (0.10)
    Net realized and unrealized loss............        (0.28)            (1.17)          (2.41)            (0.83)
                                                       ------            ------         -------            ------
Total loss from investment operations...........        (0.29)            (1.30)          (2.57)            (0.93)
                                                       ------            ------         -------            ------
Less dividends from net investment income.......      --                 --              --                 (0.01)
                                                       ------            ------         -------            ------
Net asset value, end of period..................       $ 4.90            $ 5.19         $  6.49            $ 9.06
                                                       ======            ======         =======            ======
Total Return+...................................        (5.59)%(1)       (20.03)%        (28.37)%           (9.30)%(1)
Ratios to Average Net Assets(3):
Expenses........................................         1.00 %(2)(4)      2.52 %(4)       2.73 %            2.45 %(2)
Net investment loss.............................        (0.54)%(2)(4)     (2.12)%(4)      (2.13)%           (1.50)%(2)
Supplemental Data:
Net assets, end of period, in thousands.........      $13,319           $15,739         $26,045           $50,633
Portfolio turnover rate.........................           85 %(1)          166 %           278 %              40 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been as follows:

                                                       NET
                                 EXPENSE            INVESTMENT
       PERIOD ENDED               RATIO             LOSS RATIO
       ------------              -------            ----------
       January 31, 2003           3.13%              (2.67)%

       July 31, 2002              3.08%              (2.68)%

                       See Notes to Financial Statements

Morgan Stanley Next Generation Trust

FINANCIAL HIGHLIGHTS continued

                                                                                                     FOR THE PERIOD
                                                  FOR THE SIX         FOR THE         FOR THE      NOVEMBER 26, 1999*
                                                  MONTHS ENDED      YEAR ENDED      YEAR ENDED          THROUGH
                                                JANUARY 31, 2003   JULY 31, 2002   JULY 31, 2001     JULY 31, 2000
                                                ----------------   -------------   -------------   ------------------
                                                  (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period..........        $5.19            $6.49           $9.06             $10.00
                                                      -----            -----           -----             ------
Loss from investment operations:
    Net investment loss++.....................        (0.01)           (0.12)          (0.16)             (0.10)
    Net realized and unrealized loss..........        (0.28)           (1.18)          (2.41)             (0.83)
                                                      -----            -----           -----             ------
Total loss from investment operations.........        (0.29)           (1.30)          (2.57)             (0.93)
                                                      -----            -----           -----             ------
Less dividends from net investment income.....      --                --              --                  (0.01)
                                                      -----            -----           -----             ------
Net asset value, end of period................        $4.90            $5.19           $6.49             $ 9.06
                                                      =====            =====           =====             ======
Total Return+.................................        (5.59)%(1)      (20.03)%        (28.37)%            (9.30)%(1)
Ratios to Average Net Assets(3):
Expenses......................................         1.00 %(2)(4)     2.49 %(4)       2.73 %             2.45 %(2)
Net investment loss...........................        (0.54)%(2)(4)    (2.09)%(4)      (2.13)%            (1.50)%(2)
Supplemental Data:
Net assets, end of period, in thousands.......       $1,983           $2,357          $3,588             $6,722
Portfolio turnover rate.......................           85 %(1)         166 %           278 %               40 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been as follows:

                                                       NET
                                 EXPENSE            INVESTMENT
       PERIOD ENDED               RATIO             LOSS RATIO
       ------------              -------            ----------
       January 31, 2003           3.13%              (2.67)%

       July 31, 2002              3.05%              (2.65)%

                       See Notes to Financial Statements

Morgan Stanley Next Generation Trust

FINANCIAL HIGHLIGHTS continued

                                                                                                     FOR THE PERIOD
                                                  FOR THE SIX         FOR THE         FOR THE      NOVEMBER 26, 1999*
                                                  MONTHS ENDED      YEAR ENDED      YEAR ENDED          THROUGH
                                                JANUARY 31, 2003   JULY 31, 2002   JULY 31, 2001     JULY 31, 2000
                                                ----------------   -------------   -------------   ------------------
                                                  (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period..........        $5.32            $6.59           $9.11             $10.00
                                                      -----            -----           -----             ------
Income (loss) from investment operations:
    Net investment income (loss)++............         0.01            (0.08)          (0.10)             (0.04)
    Net realized and unrealized loss..........        (0.28)           (1.19)          (2.42)             (0.83)
                                                      -----            -----           -----             ------
Total loss from investment operations.........        (0.27)           (1.27)          (2.52)             (0.87)
                                                      -----            -----           -----             ------
Less dividends from net investment income.....      --                --              --                  (0.02)
                                                      -----            -----           -----             ------
Net asset value, end of period................        $5.05            $5.32           $6.59             $ 9.11
                                                      =====            =====           =====             ======
Total Return+.................................        (5.08)%(1)      (19.27)%        (27.66)%            (8.71)%(1)
Ratios to Average Net Assets(3):
Expenses......................................         0.00 %(2)(4)     1.52 %(4)       1.73 %             1.45 %(2)
Net investment income (loss)..................         0.46 %(2)(4)    (1.12)%(4)      (1.13)%            (0.50)%(2)
Supplemental Data:
Net assets, end of period, in thousands.......         $647           $2,248          $3,872                $23
Portfolio turnover rate.......................           85 %(1)         166 %           278 %               40 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been as follows:

                                                       NET
                                 EXPENSE            INVESTMENT
       PERIOD ENDED               RATIO             LOSS RATIO
       ------------              -------            ----------
       January 31, 2003           2.13%              (1.67)%

       July 31, 2002              2.08%              (1.68)%

                       See Notes to Financial Statements

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

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.
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MORGAN STANLEY
NEXT GENERATION TRUST

Semiannual Report
January 31, 2003


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